Revenue (Tables)	12 Months Ended
Jun. 30, 2024
Revenue [abstract]
Summary of Revenue

	2024	2023	2022

	US$	US$	US$
Sales-based royalties	124,666	108,406	90,683
Total Revenue	124,666	108,406	90,683